Loans - TDR Number of Contracts Modified And Recorded Investment (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 contracts	Dec. 31, 2013 contracts
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	450	496
Total Recorded Investment Modified as TDRs During Period	$ 8,395	$ 18,467
Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	30	34
Total Recorded Investment Modified as TDRs During Period	723	1,341
Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	11	22
Total Recorded Investment Modified as TDRs During Period	2,438	8,563
SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0
SEPH commercial land and development
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts		0
Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	2	3
Total Recorded Investment Modified as TDRs During Period	206	98
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	0	0
Installment
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	2	4
Total Recorded Investment Modified as TDRs During Period	56	51
Commercial
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	9	15
Total Recorded Investment Modified as TDRs During Period	866	2,552
Mortgage
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	46	62
Total Recorded Investment Modified as TDRs During Period	2,357	4,245
HELOC
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	10	16
Total Recorded Investment Modified as TDRs During Period	326	175
Installment
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	10	13
Total Recorded Investment Modified as TDRs During Period	121	292
Consumer
Financing Receivable, Recorded Investment [Line Items]
Number of Contracts	330	327
Total Recorded Investment Modified as TDRs During Period	1,302	1,150
Accruing
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	1,946	3,093
Accruing | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	292	7
Accruing | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	1,184
Accruing | Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	0	0
Accruing | Installment
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	0	26
Accruing | Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	32	1,967
Accruing | HELOC
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	85	175
Accruing | Installment
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	109	113
Accruing | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	244	805
Nonaccrual
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	6,449	15,374
Nonaccrual | Commercial, financial and agricultural
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	431	1,334
Nonaccrual | Commercial real estate
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	1,254	8,563
Nonaccrual | Remaining commercial
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	206	98
Nonaccrual | Installment
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	56	25
Nonaccrual | Commercial
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	866	2,552
Nonaccrual | Mortgage
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	2,325	2,278
Nonaccrual | HELOC
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	241	0
Nonaccrual | Installment
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	12	179
Nonaccrual | Consumer
Financing Receivable, Recorded Investment [Line Items]
Total Recorded Investment Modified as TDRs During Period	$ 1,058	$ 345